Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 993	¥ 961	¥ 848
Provision for credit losses, Allowance for credit losses against loans		535	33	111
Charge-offs, Allowance for credit losses against loans		(21)
Other,Allowance for credit losses against loans	[1]	(66)	(1)	2
Ending balance, Allowance for credit losses against loans		1,441	993	961
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		2,484	2,292	2,161
Provision for credit losses, Allowance for credit losses against receivables other than loans		(12)	287	254
Charge-offs, Allowance for credit losses against receivables other than loans				(189)
Other, Allowance for credit losses against receivables other than loans	[1]	(362)	(95)	66
Ending balance, Allowance for credit losses against receivables other than loans		2,110	2,484	2,292
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		3,477	3,253	3,009
Provision for credit losses, Total allowance for doubtful accounts		523	320	365
Charge-offs, Total allowance for doubtful accounts		(21)		(189)
Other, Total allowance for doubtful accounts	[1]	(428)	(96)	68
Ending balance, Total allowance for doubtful accounts		3,551	3,477	3,253
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		912	739	678
Provision for credit losses, Allowance for credit losses against loans		72	173	61
Charge-offs, Allowance for credit losses against loans		(16)
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans		968	912	739
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		66	142	87
Provision for credit losses, Allowance for credit losses against loans		5	(75)	53
Charge-offs, Allowance for credit losses against loans		(5)
Other,Allowance for credit losses against loans	[1]	(66)	(1)	2
Ending balance, Allowance for credit losses against loans			66	142
Inter-bank money market loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		7
Provision for credit losses, Allowance for credit losses against loans		(7)	7
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans			7
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		8	79	82
Provision for credit losses, Allowance for credit losses against loans		465	(71)	(3)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans	[1]	0	0	0
Ending balance, Allowance for credit losses against loans		473	8	79
Advances to affiliated companies [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		0	1	1
Provision for credit losses, Allowance for credit losses against loans			(1)	0
Charge-offs, Allowance for credit losses against loans		0
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans		¥ 0	¥ 0	¥ 1

[1]	Includes the effect of foreign exchange movements.